Empower Core Strategies Flexible Bond Fund Investment Strategy - Empower Core Strategies Flexible Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a diversified portfolio of fixed income securities of any maturity and duration. The fixed income securities in which the Fund may invest include corporate bonds, U.S. government securities, mortgage- and asset-backed securities, Rule 144A fixed income securities and bank loans.The Fund primarily invests in investment grade securities but may also invest up to 35% of its total assets in below investment grade securities (commonly known as “high yield securities” or “junk bonds”).The Fund may invest up to 30% of its total assets in foreign fixed income securities, including emerging market securities, and the Fund may invest without limitation in obligations of supranational entities (e.g., the World Bank). The Fund may enter into forward roll obligations on U.S. government securities, including mortgage dollar rolls and to-be-announced (“TBA”) securities. The Fund may also invest in derivatives, including but not limited to currency forwards and futures contracts on U.S. Treasury securities.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-adviser and monitors its performance on an ongoing basis. The Fund’s investment portfolio is managed by ECM and one sub-adviser: Loomis, Sayles & Company, L.P. (the “Sub-Adviser” or “Loomis Sayles”).•ECM invests primarily in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. ECM combines a “top-down” or macroeconomic analysis of the fixed income markets together with “bottom-up” security-by-security fundamental research to identify relative value opportunities.•Loomis Sayles invests in fixed income securities that it believes are attractively valued based on the credit outlook of an issuer and maximum total return potential.ECM maintains a strategic allocation of the Fund’s assets with the Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund’s assets to ECM and a 50% allocation of the Fund’s assets to Loomis Sayles. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.